CONSOLIDATED INCOME STATEMENTS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES FROM CONTRACTS WITH CUSTOMERS
Service revenues (Note 5)	₱ 173,634	₱ 161,355	₱ 152,369
Non-service revenues (Note 5)	7,370	7,832	10,545
Revenues	181,004	169,187	162,914
EXPENSES
Selling, general and administrative expenses (Note 5)	75,255	68,230	73,916
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Cost of sales and services (Note 5)	12,295	13,429	14,427
Asset impairment (Note 5)	7,646	4,833	8,065
Interconnection costs	2,146	3,638	5,493
Expenses	144,822	129,786	149,141
Profit loss from operating activities	36,182	39,401	13,773
OTHER INCOME (EXPENSES) – NET (Note 5)	(3,161)	(7,065)	9,042
INCOME BEFORE INCOME TAX	33,021	32,336	22,815
PROVISION FOR INCOME TAX (Note 7)	8,441	9,550	3,842
NET INCOME	24,580	22,786	18,973
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	24,284	22,521	18,916
Noncontrolling interests	296	265	57
NET INCOME	₱ 24,580	₱ 22,786	₱ 18,973
Earnings Per Share Attributable to Common Equity Holders of PLDT (Notes 5 and 8)
Basic	₱ 112.12	₱ 103.97	₱ 87.28
Diluted	₱ 112.12	₱ 103.97	₱ 87.28